EMPLOYEE BENEFIT LIABILITIES, NET - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit plans
Balance as of January 1,	$ 1,239	$ 1,256
Current service cost	207	226
Net interest expense (income)	70	60
Total expenses recognized in profit or loss for the period	277	286
Actuarial (loss) gain, net	(140)	(69)
Payments	(120)	(233)
Effect of changes in foreign exchange rates	19	(1)
Balance as of December 31,	1,275	1,239
Defined benefit obligation
Defined benefit plans
Balance as of January 1,	1,321	1,330
Current service cost	207	226
Net interest expense (income)	75	64
Total expenses recognized in profit or loss for the period	282	290
Actuarial (loss) gain, net	(129)	(65)
Payments	(120)	(233)
Effect of changes in foreign exchange rates	31	(1)
Balance as of December 31,	1,385	1,321
Fair value of plan assets
Defined benefit plans
Balance as of January 1,	(82)	(74)
Net interest expense (income)	(5)	(4)
Actuarial (loss) gain, net	(11)	(4)
Effect of changes in foreign exchange rates	(12)
Balance as of December 31,	$ (110)	$ (82)